INCENTIVE STOCK PLANS - Assumptions used for Performance Shares (Details) - Performance Shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	26.40%	29.90%	38.10%
Risk-free rate	4.50%	3.70%	2.60%
Vice Presidents And Above
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	3.90%	4.70%	4.20%